Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Schedule of Inventory	Comprised as follows (U.S. dollars in thousands):
	December 31
	2024	2023
Work in progress	$1,509	$546
Raw materials	59	61
	$1,568	$607